Summary of Significant Accounting Policies (Details) - Schedule of Receivables from Broker-Dealers and Clearing Organizations - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	$ 4,002,982	$ 3,212,777
Receivables from broker-dealers and clearing organizations for futures customer accounts [Member]
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	3,739,268	1,779,923
Receivables from broker-dealers and clearing organizations for securities customer accounts [Member]
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	97,425	101,831
Receivables from broker-dealers and clearing organizations for securities proprietary trading [Member]
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	$ 166,289	$ 1,331,023